GROUP STRUCTURE (Details 2) - USD ($) $ in Millions		Dec. 31, 2022	Aug. 12, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 2,164.0		$ 1,659.0
Trade receivables		490.0		431.0
Borrowings		(1,613.0)		(1,438.0)
Trade and other payables		$ (281.0)		$ (182.0)
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			$ (20.5)
Fair value of the previous interest in Greenwind			(20.4)
Total			(40.9)
Property, plant and equipment	[1]		127.7
Intangible assets - Customer contract	[2]		31.6
Financial assets at fair value			24.4
Trade receivables	[3]		6.3
Other assets			0.1
Cash and cash equivalents			3.1
Borrowings			(89.3)
Deferred tax liabilities			(54.3)
Income tax liabilities			(4.4)
Trade and other payables			(2.0)
Provisions			(1.4)
Tax liabilities			(0.9)
Total acquisition price allocation	[4]		$ 40.9

[1]	Mario Cebreiro Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
[2]	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
[3]	For acquired trade receivables, contractual value does not differ from fair value.
[4]	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.